FINANCIAL INSTRUMENTS - Categories of financial assets and financial liabilities (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL INSTRUMENTS
Assets	$ 440,474	$ 282,512
Liabilities	2,590,421	1,834,704
Net gain/(loss)
Financial assets at amortized cost	63,196	18,143	$ 38,403
Financial liabilities at amortized cost	(758,092)	63,960	159,397
Financial assets at fair value through profit or loss	88,770	(29,848)	4,288
Financial liabilities at amortized cost through profit or loss	(31,136)
Financial liabilities at fair value through profit or loss		(17,233)	(17,124)
Total	(637,262)	35,022	184,964
Categories of financial assets and financial liabilities
Financial assets at amortized cost	24,823	14,216	8,025
Financial liabilities at amortized cost	(22,142)	(51,759)	(134,267)
Financial assets at fair value through profit or loss	64,323	(2,283)	570
Total	67,004	(39,826)	$ (125,672)
Financial liabilities at amortized cost, category
FINANCIAL INSTRUMENTS
Liabilities	2,588,828	1,832,419
Financial liabilities at fair value through profit or loss, category
FINANCIAL INSTRUMENTS
Liabilities	1,593	3,412
Fair value accounted through other comprehensive income
FINANCIAL INSTRUMENTS
Liabilities		(1,127)
Financial assets at amortized cost, category
FINANCIAL INSTRUMENTS
Assets	293,361	222,655
Financial assets at fair value through profit or loss, category
FINANCIAL INSTRUMENTS
Assets	145,127	58,867
Financial assets at fair value through other comprehensive income, category
FINANCIAL INSTRUMENTS
Assets	1,986	990
Trade payables
FINANCIAL INSTRUMENTS
Liabilities	357,768	278,946
Trade payables | Financial liabilities at amortized cost, category
FINANCIAL INSTRUMENTS
Liabilities	357,768	278,946
Borrowings
FINANCIAL INSTRUMENTS
Liabilities	2,128,069	1,461,091
Borrowings | Financial liabilities at amortized cost, category
FINANCIAL INSTRUMENTS
Liabilities	2,128,069	1,461,033
Borrowings | Financial liabilities at fair value through profit or loss, category
FINANCIAL INSTRUMENTS
Liabilities		1,185
Borrowings | Fair value accounted through other comprehensive income
FINANCIAL INSTRUMENTS
Liabilities		(1,127)
Leases liabilities
FINANCIAL INSTRUMENTS
Liabilities	88,645	89,987
Leases liabilities | Financial liabilities at amortized cost, category
FINANCIAL INSTRUMENTS
Liabilities	88,645	89,987
Other Liabilities
FINANCIAL INSTRUMENTS
Liabilities	15,939	4,680
Other Liabilities | Financial liabilities at amortized cost, category
FINANCIAL INSTRUMENTS
Liabilities	14,346	2,453
Other Liabilities | Financial liabilities at fair value through profit or loss, category
FINANCIAL INSTRUMENTS
Liabilities	1,593	2,227
Cash and cash equivalent
FINANCIAL INSTRUMENTS
Assets	159,774	124,725
Cash and cash equivalent | Financial assets at amortized cost, category
FINANCIAL INSTRUMENTS
Assets	126,516	99,563
Cash and cash equivalent | Financial assets at fair value through profit or loss, category
FINANCIAL INSTRUMENTS
Assets	33,258	25,162
Investments
FINANCIAL INSTRUMENTS
Assets	123,969	26,074
Investments | Financial assets at amortized cost, category
FINANCIAL INSTRUMENTS
Assets	12,110
Investments | Financial assets at fair value through profit or loss, category
FINANCIAL INSTRUMENTS
Assets	111,859	26,074
Trade receivables
FINANCIAL INSTRUMENTS
Assets	133,120	117,507
Trade receivables | Financial assets at amortized cost, category
FINANCIAL INSTRUMENTS
Assets	133,120	117,507
Other receivables
FINANCIAL INSTRUMENTS
Assets	23,611	14,206
Other receivables | Financial assets at amortized cost, category
FINANCIAL INSTRUMENTS
Assets	21,615	5,585
Other receivables | Financial assets at fair value through profit or loss, category
FINANCIAL INSTRUMENTS
Assets	10	7,631
Other receivables | Financial assets at fair value through other comprehensive income, category
FINANCIAL INSTRUMENTS
Assets	$ 1,986	$ 990